Consolidated Statements Of Operations (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Contractual interest expense	$ (745)	$ (833)